Consolidated Statements of Financial Position	Oct. 31, 2021 USD ($)	Oct. 31, 2020 USD ($)
Current
Cash	$ 171,397	$ 191,479
Prepaid expenses and other receivables	24,007	25,421
Total current assets	195,404	216,900
Property and equipment	26,012	49,249
Patents	3,877	11,877
Total assets	225,293	278,026
Current
Trade payables and other liabilities	384,057	767,949
Current lease liability	24,788	36,442
Convertible debentures	2,452,402	3,081,518
Derivative liabilities	787,081	533,562
Total current liabilities	3,648,328	4,419,471
Long-term lease liability	0	15,628
Long-term loan	48,243	30,269
Total liabilities	3,696,571	4,465,368
Shareholders' Deficiency
Share capital	86,815,836	85,463,642
Contributed surplus	28,197,382	27,810,586
Equity component of convertible debentures	14,004	23,952
Accumulated deficit	(118,498,500)	(117,485,522)
Total shareholders' deficiency	(3,471,278)	(4,187,342)
Total liabilities and shareholders' deficiency	$ 225,293	$ 278,026